Summary of share option activity, LVSC Equity Plan (Details) - LVSC 2004 Equity Plan [Member] - Share options [Member] shares in Thousands		12 Months Ended
		Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares	Dec. 31, 2017 shares $ / shares
Disclosure of number and weighted average exercise prices of share options [Line Items]
Outstanding beginning balance (in shares) | shares		57	198	357
Granted (in shares) | shares		42	23	34
Exercised (in shares) | shares		0	(62)	(34)
Transfer-out (in shares) | shares	[1]	0	0	(12)
Expired (in shares) | shares		0	(102)	(147)
Outstanding ending balance (in shares) | shares		99	57	198
Exercisable at the end of the period (in shares) | shares		30	11	164
Outstanding, beginning balance, weighted average exercise price (in usd per share) | $ / shares		$ 69.00	$ 72.83	$ 71.20
Granted, weighted average exercise price (in usd per share) | $ / shares		57.05	77.44	63.13
Exercised, weighted average exercise price (in usd per share) | $ / shares		0	66.18	51.09
Transfer-out, weighted average exercise price (in usd per share) | $ / shares	[1]	0	0	22.90
Expired, weighted average exercise price (in usd per share) | $ / shares		0	80.08	75.93
Outstanding, ending balance, weighted average exercise price (in usd per share) | $ / shares		63.97	69.00	72.83
Exercisable at the end of the period, weighted average exercise price (in usd per share) | $ / shares		$ 66.82	$ 63.13	$ 74.83

[1]	Transfer-in and transfer-out represent movement of options owned by grantees who transferred from other subsidiaries of LVS to the Group, or vice versa.